REVENUE - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue recognition is included in contract liability	$ 4,047	$ 2,981
Deferred revenue	20,484	20,738	$ 23,404
Shortfall fees	2,697
Other GDS Service Provider
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 1,111	$ 1,111